THIS IS A SUPPLEMENT DATED NOVEMBER 10, 1999 TO THE
  LINCOLN LIFE AND ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M PROSPECTUS
                               DATED MAY 13, 1999.



                    CHANGE TO DIRECTORS AND OFFICERS OF LLANY

The section entitled "Directors and Officers of LLANY" on page 31 of the Prospectus dated May 13, 1999 entitled "1999 VUL-I Product and Funds Prospectuses" is amended as follows:

        The following information is added:

    JOANNE B. COLLINS                      President and Treasurer, Lincoln Life and Annuity Company of
    President and Director                 New York [9/99 to present].  Formerly: Second Vice President,
                                           Lincoln National Corporation [4/96-8/99] and Second Vice
                                           President, Lincoln National Health & Casualty Company
                                           [11/94-3/96].

Information pertaining to Kathleen R. Gorman and Philip L. Holstein, who are no longer with LLANY, is deleted in its entirety.



    PLEASE REVIEW THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS.